Document and Entity Information	12 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2012
Registrant Name	Putnam RetirementReady Funds
Central Index Key	0001295293
Amendment Flag	false
Document Creation Date	Nov. 28, 2012
Document Effective Date	Nov. 30, 2012
Prospectus Date	Nov. 30, 2012